Borrowings and derivative financial instrument - Summary (Details) - ZAR (R) R in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Borrowings	R 41,687	R 36,618	R 22,728	R 20,298
Derivative financial instrument	0	3,810	0
Balance at end of the year	41,687	40,428	22,728
Current portion of borrowings and derivative financial instrument	(552)	(15,482)	(122)
Non-current portion of borrowings and derivative financial instrument	R 41,135	R 24,946	R 22,606